UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor New York , NY 10004

(Address of principal executive offices) (Zip code)

Daniel D. O’Neill 33 Whitehall Street, 10th Floor New York, NY 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code  646-572-3390

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT APRIL 30, 2012

1301 Avenue of the Americas (6th Ave.), 35th Floor              New York, New York 10019
(800) 851-0511               www.direxionfunds.com

Direxion Indexed Commodity Strategy Fund (Consolidated)

(formerly Commodity Trends Strategy Fund)

Direxion Currency Trends Strategy Plus Fund

(formerly Currency Trends Strategy Fund)

Direxion/Wilshire Dynamic Fund

Direxion Long/Short Global IPO Fund

Direxion Indexed Managed Futures Strategy Fund (Consolidated)

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from November 1, 2011 to April 30, 2012, (the “Semi-Annual Period”).

Market Review:

Following sharp declines in September 2011, most equity markets advanced during the Semi-Annual Period. The U.S. major stock indices saw sizable gains during this period, despite mixed economic signs. The unemployment rate continued to trend downward, despite an increase in the labor force participation rate over the same period. Home sales increased but home prices remained depressed. European markets were more mixed as investors struggled to understand the possible outcomes in Greece, Spain and Ireland. Emerging Market equities were generally positive with the notable exception of India, which struggled with lower growth rates and Rupee depreciation. Treasuries struggled as investors seemed to embrace riskier assets. In Europe, Germany remained the safe haven for bond investors, while concerns regarding fellow European Union members saw yields rise in countries such as Italy and Spain.

Fund Operational Review:

During the Semi-Annual Period, Direxion lowered the annual expenses incurred in each Fund effective February 1, 2012. By reducing the costs incurred, shareholders should be better positioned to achieve long-term success in the strategies. Also effective February 1, 2012, each Fund began selling Class A Shares, with the existing Investor Class shareholders having shares converted to Class A Shares (load waived).

Fund Performance Review:

The Direxion Indexed Commodity Strategy Fund (the “Commodity Fund”) sought to match, after expenses, the return of the Alpha Financial Commodity Trends Indicator Index (the “Alpha Index”), a long/short commodities index, from November 1, 2011 through January 31, 2012. During this time, the Commodity Fund was named the Commodity Trends Strategy Fund. The Alpha Index is a quantitative, rules-based methodology designed to provide exposure to a diversified set of commodity futures that can profit from different market cycles. Monthly review of each commodity sector’s recent price trends is used to determine individual sector’s long or short positions for the subsequent month. For this stated period, the Alpha Index returned -1.65%, while the Commodity Fund’s Investor Class returned -2.78%.

From February 1, 2012 through April 30, 2012 (end of the Semi-Annual Period), the Commodity Fund sought to match, after expenses, the return of the Auspice Broad Commodity Index (the “Auspice Commodity Index”), a long/flat commodities index. A long/flat approach allows the Commodity Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Auspice Commodity Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. For this stated period, the Auspice Commodity Index returned 1.98%, while the Commodity Fund’s Class A returned 1.65%.

The Commodity Fund captured part of an uptrend in the energy sector through long positions in Heating Oil and RBOB Gasoline during the early part of the period, which contributed to early portfolio gains. In the latter part of the period, the Commodity Fund benefitted from a long position in Soybean futures that was initiated at the end of February, just before the commodity went on to rally nearly 8% through the end of April. The Commodity Fund’s performance was impacted negatively by a long position in Silver, which was also initiated at the end of February after a rally that saw the metal gain nearly 10% during the preceding month. Silver went on to lose nearly 17% through the end of April. The ability of the Auspice Commodity Index to move from long positions into cash during periods characterized by the lack of a clear trend and high volatility benefitted the Commodity Fund’s risk/return profile, and allowed the Commodity Fund to avoid taking low-conviction positions during what was a choppy period for commodities.

The Direxion Currency Trends Strategy Plus Fund (the “Currency Plus Fund”) sought to provide, after expenses, the return of the Alpha Financial FX Trends Index (the “FXTI”), a long/short currencies index, from November 1, 2011 through January 31, 2012. During this time, the Currency Plus Fund was named the Currency Trends Strategy Fund. The FXTI is a quantitative, rules-based methodology designed to reflect price movements across a basket of eleven foreign exchange futures contracts. The contracts are represented on either a “long” or “short” basis depending on recent price trends. With the ability to take long or short positions, the FXTI is designed to attempt to capture the economic benefit overlong time periods, derived from both rising and declining price trends within a basket of global currencies. For this stated period, the FXTI returned -1.24%, while the Currency Plus Fund Class A returned -2.05%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

4	DIREXION SEMI-ANNUAL REPORT

From February 1, 2012 through April 30, 2012 (end of the Semi-Annual Period), the Currency Plus Fund sought to provide 150% of the calendar month return of the FXTI. The addition of leverage may provide shareholders with the potential for an improved return profile, while attempting to keep the overall risk characteristics within expectations for the currency asset class. Currencies, as an asset class, generally exhibit low levels of volatility providing the opportunity to employ leverage. The Currency Plus Fund obtains leverage by investing in derivatives. Investments in derivatives are subject to risks that may cause their prices to fluctuate over time and may increase the volatility of the Currency Plus Fund. Another risk inherent to seeking leveraged returns is that Currency Plus Fund’s objective is to magnify the performance of the FXTI and an investment in the Fund will be reduced by an amount greater than a decline in the FXTI. The pursuit of calendar month leveraged investment goals means that the return of the Fund for a period longer than a full calendar month may bear no resemblance to 150% of the return of the FXTI for such longer period because the aggregate return of the Fund is a product of the series of calendar month leveraged returns for each calendar month. The Fund does not seek its objective for a period of time different than a calendar month. The Currency Plus Fund also implements a strategic overlay to maintain its exposure to the FXTI between 145% and 155%. For this stated period, the FXTI returned -2.64%, while the Currency Plus Fund Class A returned -4.75%.

The Currency Plus Fund provided a net gain with short Euro and Swiss Franc positions in November. Short positions served the Currency Plus Fund well in December, as the Euro, Swiss Franc, British Pound, Mexican Peso and Brazilian Real all experienced losses. The month of January saw a rally across most currencies, yet the Currency Plus Fund did not participate, as it remained net short. January proved to be difficult for currency traders due to the lack of sustainable trends. In February the Currency Plus Fund took advantage of gains in the Swiss Franc, Australian Dollar, Brazilian Real, New Zealand Dollar and Mexico Peso through its long positions. During the month of March, it benefited from its short Yen position with a gain of 0.3%. The Currency Plus Fund took advantage of the loss to the Brazilian Real during the month of April by being short, and the fund saw a 0.2% gain. It missed the rally on the Japanese Yen by being short during the same month, as the Yen rose by 3.2%.

The Direxion/Wilshire Dynamic Fund (the “Wilshire Fund”) seeks capital appreciation through the use of built-in tactical strategies to attempt to capitalize on short-term market inefficiencies and is designed for investors seeking to outperform a traditional strategic (long-term only) asset allocation approach. To achieve its investment objective, the Wilshire Fund combines a strategic asset allocation with a “tactical overlay” to position the Wilshire Fund defensively or aggressively, depending upon the outlook of the Wilshire Associates Incorporated (the “Sub-Adviser”). Under normal circumstances, the Wilshire Fund is managed by Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) pursuant to the Sub-Adviser’s traditional asset allocation model. This model allocates approximately 60% of the Wilshire Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Fund’s risk exposure based on the Sub-adviser’s outlook for the market. The Sub-Adviser’s tactical model evaluates asset class allocations on a monthly basis. In response to market conditions, the Sub-Adviser may recommend that the Adviser rebalance the Wilshire Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations. The Wilshire Fund returned 5.60%, as compared to a total net return of 7.87% from the MSCI World Index, 2.44% for the Barclays Capital Aggregate Bond Index and 5.70% for a 60:40 respective composite of the two.

The Wilshire Fund held neutral weight positions in the high yield and non-U.S. fixed income asset classes from November 2011 until January 2012. It began 2012 overweight U.S. investment grade fixed income, reducing that position early in Q1 2012. As volatility remained above the normal range late in 2011 and early 2012, the Wilshire Fund maintained an underweight position in U.S. and international equities, shifting to neutral in March. The Wilshire Fund entered 2012 modestly overweight in commodities, increasing that position into Q1 2012, as correlations across asset classes remained favorable to enhance risk diversification through alternative asset classes. The U.S. equity market ended 2011 on a modest note and rallied into Q1 2012, with bonds delivering a mostly mixed performance, with the most notable periods being a positive December 2011 and negative March 2012. The Wilshire Fund has benefitted from its equity exposure so far in 2012, while the relative bond underperformance has weighed on it.

The Direxion Long/Short Global IPO Fund (the “IPO Fund”) seeks capital appreciation. To achieve its investment objective, the Fund utilizes three components to implement its global long/short initial public offering (“IPO”) investment strategy. From November 1, 2011 through January 31, 2012 the first component was a long position in the IPOX Global Sequential Portfolio, which is an index of securities that recently went public (the “Long Component”). The second component is a short position in broad-based market indexes (the “Short Component”). The IPO Fund is currently invested in three broad based market indexes and gains this exposure by investing in other ETFs. The three broad based market indexes are the MSCI Emerging Markets Index, the MSCI U.S. Board Market Index and the FTSE China 25 Index. The third and final component is participation in IPOs. For every one dollar that is invested in the Long Component, the IPO Fund invests 35%

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

DIREXION SEMI-ANNUAL REPORT	5

to 100% of that amount in the Short Component. For this stated period, the Long Component returned -1.92%, while the IPO Fund’s Class A returned -4.12%.

On February 1, 2012, the investment strategy of the IPO Fund changed and the Long Component is now a long position in the FTSE Renaissance Global IPO Index, which is an index of securities that recently went public (the “Long Component”). The change in Long Component provides shareholders better access to IPOs, in a more timely fashion and with broader diversification of global IPO stocks. The Short Component and the third component did not change. For this stated period, the Index portion returned 5.10%, while the Direxion Long/Short Global IPO Fund Class A returned 6.26%.

The IPO market saw a significant cooling period after a disappointing end to the 2011 stock market. However, a first quarter 2012 swing to the upside has given the IPO market new life. Many companies that withdrew indications at the end of 2011 reinstated plans to go public during first quarter 2012. U.S. IPO issuance hit a five-year high during first quarter 2012, however global IPO deal activity fell 52%. Technology has led the pack in global proceeds raised at 22%. The IPO Fund saw gains from participation in Millennial Media, Annie’s and Rexnord.

The Direxion Indexed Managed Futures Strategy Fund (the “Managed Futures Fund”) seeks to match, after expenses, the return of the Auspice Managed Futures Index (the “Auspice Index”), a long/short managed futures index. The Auspice Index aims to capture upward and downward trends in the commodity and financial markets while attempting to carefully manage risk. The Auspice Index uses a quantitative methodology to track either long or short positions in a diversified portfolio of twenty-one exchange traded futures which track the energy, metal, agricultural, interest rate, and currency sectors. It attempts to incorporate dynamic risk management and contract rolling methods to take advantage of price anomalies across different tenors and maturities (expiration dates) of futures contracts. For the period of February 01, 2012 (commencement of operations of the Fund) to April 30, 2012, the Auspice Index returned 2.58%, while the Managed Futures Fund’s Class A returned 2.10%.

The Managed Futures Fund’s performance benefitted from a short position in Gold futures, which experienced a sustained downtrend throughout the period, falling nearly 5%. It also had short positions in Corn futures across multiple maturities, while those contracts lost nearly 7%. Long positions in Crude Oil, Heating Oil and RBOB Gasoline benefitted the Managed Futures Fund during the early part of the period; but the long RBOB position hurt it in April, as the trend reversed and the commodity lost nearly 3%. The Managed Futures Fund’s performance was also impacted negatively by a long Silver position that was initiated at the end of February, just before the metal lost nearly 17% through the end of April. Throughout the period, the Managed Futures Fund generally benefitted from long positions on all parts of the U.S. Treasury curve (holding Five-Year, Ten-Year, and Thirty-Year contracts), short positions in both Cotton and Sugar and a long Soybean position initiated at the end of February.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Daniel O’Neill Chief Investment Officer	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile than investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of April 30, 2012 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratios of the Direxion Indexed Commodity Strategy Fund Class A, Direxion Currency Trends Strategy Plus Fund Class A, Direxion/Wilshire Dynamic Fund Class A, Direxion Long/Short Global IPO Fund Class A and Direxion Indexed Managed Futures Strategy Fund Class A is 1.30%, 1.40%, 1.35%, 1.40% and 1.45% respectively, net of any fee, waivers or expense reimbursements.1

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds.

Distributed by: Rafferty Capital Markets, LLC.

Date of First Use: June 29, 2012

[1]

The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratios of the Direxion Indexed Commodity Strategy Fund Class A, Direxion Currency Trends Strategy Plus Fund Class A, Direxion/Wilshire Dynamic Fund Class A, Direxion Long/Short Global IPO Fund Class A and Direxion Indexed Managed Futures Strategy Fund Class A is 1.26%, 1.35%, 1.16%, 1.32% and 1.45% respectively.

6	DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 1, 2011 — April 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You will be charged a sales charge of 5.50% as a percentage of the offering price on your purchases of Class A shares of the Fund. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem Class A or Institutional Class shares of the Fund that have been held for less than 90 days. You may be charged a contingent deferred sales charge of 1.00% of the net amount of the redemption if you redeem Class A shares of the Fund within 24 months of purchase and a contingent deferred sales charge of 1.00% on Class C shares of the Fund within 12 months of purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your count during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, sales charges (loads), returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT	7

Expense Example Tables

April 30, 2012 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period[2]
Direxion Indexed Commodity Strategy Fund Class A
Based on actual fund return	1.55%	$1,000.00	$988.70	$7.66
Based on hypothetical 5% return	1.55%	1,000.00	1,017.16	7.77
Direxion Indexed Commodity Strategy Fund Institutional Class
Based on actual fund return	1.16%	1,000.00	990.10	5.74
Based on hypothetical 5% return	1.16%	1,000.00	1,019.09	5.82
Direxion Indexed Commodity Strategy Fund Class C
Based on actual fund return	2.15%	1,000.00	985.70	10.61
Based on hypothetical 5% return	2.15%	1,000.00	1,014.17	10.77
Direxion Currency Trends Strategy Plus Fund Class A
Based on actual fund return	1.57%	1,000.00	932.90	7.55
Based on hypothetical 5% return	1.57%	1,000.00	1,017.06	7.87
Direxion Currency Trends Strategy Plus Fund Institutional Class
Based on actual fund return	1.22%	1,000.00	934.00	5.87
Based on hypothetical 5% return	1.22%	1,000.00	1,018.80	6.12
Direxion Currency Trends Strategy Plus Fund Class C
Based on actual fund return	2.18%	1,000.00	929.80	10.46
Based on hypothetical 5% return	2.18%	1,000.00	1,014.02	10.92
Direxion/Wilshire Dynamic Fund Class A
Based on actual fund return	1.27%	1,000.00	1,056.00	6.49
Based on hypothetical 5% return	1.27%	1,000.00	1,018.55	6.37
Direxion/Wilshire Dynamic Fund Class C
Based on actual fund return	1.98%	1,000.00	1,052.10	10.10
Based on hypothetical 5% return	1.98%	1,000.00	1,015.02	9.92
Direxion Long/Short Global IPO Fund Class A
Based on actual fund return	1.63%	1,000.00	1,018.90	8.18
Based on hypothetical 5% return	1.63%	1,000.00	1,016.76	8.17
Direxion Long/Short Global IPO Fund Class C
Based on actual fund return	2.20%	1,000.00	1,015.10	11.02
Based on hypothetical 5% return	2.20%	1,000.00	1,013.92	11.02
Direxion Indexed Managed Futures Strategy Fund Class A
Based on actual fund return	1.45%	1,000.00	1,021.00	3.56
Based on hypothetical 5% return	1.45%	1,000.00	1,017.65	3.56
Direxion Indexed Managed Futures Strategy Fund Institutional Class
Based on actual fund return	1.20%	1,000.00	1,021.30	2.95
Based on hypothetical 5% return	1.20%	1,000.00	1,018.90	2.95
Direxion Indexed Managed Futures Strategy Fund Class C
Based on actual fund return	2.20%	1,000.00	1,019.00	5.40
Based on hypothetical 5% return	2.20%	1,000.00	1,013.92	5.39

[1]	Annualized

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

Allocation of Portfolio Holdings

April 30, 2012 (Unaudited)

	Cash*	Investment Companies	Futures	Swaps	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	99%	—	1%	—	100%
Direxion Currency Trends Strategy Plus Fund	111%	—	—	(11%)	100%
Direxion/Wilshire Dynamic Fund	65%	34%	—	1%	100%
Direxion Long/Short Global IPO Fund	103%	—	—	(3%)	100%
Direxion Indexed Managed Futures Strategy Fund (Consolidated)	99%	—	1%	—	100%

*	Cash, cash equivalents and other assets less liabilities.

8	DIREXION SEMI-ANNUAL REPORT

Direxion Indexed Commodity Strategy Fund (Consolidated)

Schedule of Investments

April 30, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	50,556,563

TOTAL NET ASSETS - 100.0%	$50,556,563

Percentages are stated as a percent of net assets.

Direxion Indexed Commodity Strategy Fund (Consolidated)

Futures Contracts

April 30, 2012 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
49	Gasoline RBOB Future Expiring August 2012 (Underlying Face Amount at Market Value $6,268,668)	$(379,010)
42	Heating Oil Future Expiring August 2012 (Underlying Face Amount at Market Value $5,623,985)	96,136
22	Silver Future Expiring July 2012 (Underlying Face Amount at Market Value $3,411,760)	(77,534)
134	Soybean Future Expiring November 2012 (Underlying Face Amount at Market Value $9,252,700)	592,218
40	WTI Crude Oil Future Expiring January 2013 (Underlying Face Amount at Market Value $4,238,800)	208,700

		$440,510

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	9

Direxion Currency Trends Strategy Plus Fund

Schedule of Investments

April 30, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	12,425,323

TOTAL NET ASSETS - 100.0%	$12,425,323

Percentages are stated as a percent of net assets.

(a)	$6,706,489 of cash is pledged as collateral for swap contracts.

Direxion Currency Trends Strategy Plus Fund

Long Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Bank of America Merrill Lynch	AFT FX Trends Index	3,526	$9,236,224	(1.23%)	10/1/2012	$(976,635)
Bank of America Merrill Lynch	AFT FX Trends Index	368	950,548	(1.23%)	11/5/2012	(87,380)
Bank of America Merrill Lynch	AFT FX Trends Index	384	949,478	(1.23%)	2/19/2013	(45,059)
Bank of America Merrill Lynch	AFT FX Trends Index	3,336	8,098,574	(1.23%)	3/1/2013	(237,710)
Bank of America Merrill Lynch	AFT FX Trends Index	146	348,784	(1.23%)	4/19/2013	(4,158)
Bank of America Merrill Lynch	AFT FX Trends Index	125	298,837	(1.23%)	4/29/2013	(3,699)

		7,885	$19,882,445			$(1,354,641)

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Direxion/Wilshire Dynamic Fund

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 34.2%
13,210	iShares Barclays TIPS Bond Fund	$1,577,538
14,903	iShares MSCI Emerging Markets Index Fund	628,907
129,010	iShares MSCI Japan Index Fund	1,256,557
14,585	iShares MSCI Pacific ex-Japan Index Fund	643,198
84,081	iShares MSCI United Kingdom Index Fund	1,475,622
6,860	iShares Russell 2000 Growth Index Fund	642,782
6,717	iShares Russell 2000 Value Index Fund	482,684
44,554	iShares S&P Europe 350 Index Fund	1,623,548
18,209	iShares S&P GSCI Commodity Indexed Trust(b)	631,124
24,103	SPDR Barclays Capital High Yield Bond ETF	957,612
10,565	SPDR Barclays Capital International Treasury Bond ETF	639,182
4,524	SPDR Dow Jones REIT ETF	330,162

	TOTAL INVESTMENT COMPANIES (Cost $9,379,326)	$10,888,916

	TOTAL INVESTMENTS (Cost $9,379,326) - 34.2%	$10,888,916
	Other Assets in Excess of Liabilities - 65.8%(a)	20,904,416

	TOTAL NET ASSETS - 100.0%	$31,793,332

Percentages are stated as a percent of net assets.

(a)	$3,310,000 of cash is pledged as collateral for swap contracts.

(b)	Non-income producing security.

Direxion/Wilshire Dynamic Fund

Long Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	102,663	$11,321,112	(0.49%)	3/14/2013	$47,705
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	77,287	4,985,158	(0.59%)	3/14/2013	126,238
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	73,774	5,083,247	(0.59%)	3/14/2013	57,764

		253,724	$21,389,517			$231,707

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Direxion Long/Short Global IPO Fund

Schedule of Investments

April 30, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	4,124,059

TOTAL NET ASSETS - 100.0%	$4,124,059

Percentages are stated as a percent of net assets.

(a)	$1,320,000 of cash is pledged as collateral for swap contracts.

Direxion Long/Short Global IPO Fund

Long Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	FTSE Renaissance Global IPO Index	34,950	$4,181,768	(0.64%)	8/2/2013	$17,986

Direxion Long/Short Global IPO Fund

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	1,700	$62,632	(1.26%)	10/26/2012	$(2,247)
Credit Suisse Capital, LLC	Vanguard MSCI Emerging Markets ETF	13,250	528,290	0.14%	10/26/2012	(42,599)
Credit Suisse Capital, LLC	Vanguard Total Stock Market ETF	8,850	557,056	(0.21%)	10/2/2012	(81,252)

		23,800	$1,147,978			$(126,098)

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Direxion Indexed Managed Futures Strategy Fund (Consolidated)

Schedule of Investments

April 30, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	22,416,412

TOTAL NET ASSETS - 100.0%	$22,416,412

Percentages are stated as a percent of net assets.

Direxion Indexed Managed Futures Strategy Fund (Consolidated)

Futures Contracts

April 30, 2012 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
9	Australian Dollar Future Expiring June 2012 (Underlying Face Amount at Market Value $933,120)	$(578)
16	British Pound Future Expiring June 2012 (Underlying Face Amount at Market Value $1,622,900)	11,926
14	Canadian Dollar Future Expiring June 2012 (Underlying Face Amount at Market Value $1,416,380)	12,150
12	U.S. Dollar Index Future Expiring June 2012 (Underlying Face Amount at Market Value $946,176)	(8,800)
20	Gasoline RBOB Future Expiring August 2012 (Underlying Face Amount at Market Value $2,558,640)	(106,282)
18	Heating Oil Future Expiring June 2012 (Underlying Face Amount at Market Value $2,410,279)	39,294
54	Soybean Future Expiring November 2012 (Underlying Face Amount at Market Value $3,728,700)	183,220
9	Silver Future Expiring July 2012 (Underlying Face Amount at Market Value $1,395,720)	(31,718)
30	U.S. 5 Year T-Note Future Expiring June 2012 (Underlying Face Amount at Market Value $3,713,906)	36,840
10	U.S. 10 Year T-Note Future Expiring June 2012 (Underlying Face Amount at Market Value $1,322,813)	23,192
5	U.S. Long T-Bond Future Expiring June 2012 (Underlying Face Amount at Market Value $714,375)	20,010
17	WTI Crude Oil Future Expiring January 2013 (Underlying Face Amount at Market Value $1,801,490)	648

		$179,902

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Direxion Indexed Managed Futures Strategy Fund (Consolidated)

Short Futures Contracts

April 30, 2012 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
13	Copper Future Expiring September 2012 (Underlying Face Amount at Market Value $1,243,288)	$(32,893)
51	Corn Future Expiring July 2012 (Underlying Face Amount at Market Value $1,617,338)	(93,567)
17	Cotton No. 2 Future Expiring December 2012 (Underlying Face Amount at Market Value $739,160)	11,168
5	Euro FX Future Expiring June 2012 (Underlying Face Amount at Market Value $827,625)	(871)
15	Gold Future Expiring June 2012 (Underlying Face Amount at Market Value $2,496,300)	18,556
7	Japanese Yen Future Expiring June 2012 (Underlying Face Amount at Market Value $1,096,900)	(33,017)
6	Natural Gas Future Expiring January 2013 (Underlying Face Amount at Market Value $200,200)	6,655
62	Sugar No. 11 Future Expiring March 2013 (Underlying Face Amount at Market Value $1,553,337)	142,840
31	Wheat Future Expiring December 2012 (Underlying Face Amount at Market Value $1,066,400)	(47,620)

		$(28,749)

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Currency Trends Strategy Plus Fund	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund	Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Assets:
Investments, at fair value (Note 2)	$—	$—	$10,888,916	$—	$—
Cash	48,607,414	7,028,624	17,768,462	2,928,421	21,052,932
Receivables:
Fund shares sold	226,182	58,821	52,548	7	459,940
Deposits at broker for futures	1,369,891	—	—	—	761,137
Deposits at broker for swaps	—	6,706,489	3,310,000	1,320,000	—
Due from broker for futures	382,544	—	—	—	190,246
Unrealized appreciation on swaps	—	—	231,707	17,986	—
Variation margin	59,374	—	—	—	—
Dividends and interest	—	309	—	3,205	—

Total assets	50,645,405	13,794,243	32,251,633	4,269,619	22,464,255

Liabilities:
Payables:
Fund shares redeemed	37,372	14	11,777	14,396	12,000
Investment securities purchased	—	—	142,763	—	—
Deposits from broker for swaps	—	—	270,000		—
Unrealized depreciation on swaps	—	1,354,641	—	126,098	—
Variation margin	—	—	—	—	6,881
Accrued investment advisory fees	34,793	8,785	19,426	2,571	22,388
Accrued operating services fees	6,549	2,584	4,144	1,133	5,891
Accrued distribution expense	10,128	2,896	10,191	1,362	683

Total liabilities	88,842	1,368,920	458,301	145,560	47,843

Net Assets	$50,556,563	$12,425,323	$31,793,332	$4,124,059	$22,416,412

Net Assets Consist Of:
Capital stock	$77,534,589	$14,637,136	$29,021,416	$7,982,255	$22,023,875
Accumulated net investment loss	(459,460)	(118,134)	(107,392)	(37,561)	(51,681)
Undistributed (Accumulated) net realized gain (loss)	(26,959,076)	(739,038)	1,138,011	(3,712,437)	293,065
Net unrealized appreciation (depreciation) on:
Investments	—	—	1,509,590	—	—
Foreign Currency	—	—	—	(86)	—
Futures	440,510	—	—	—	151,153
Swaps	—	(1,354,641)	231,707	(108,112)	—

Total Net Assets	$50,556,563	$12,425,323	$31,793,332	$4,124,059	$22,416,412

Class A:
Net assets	$35,775,886	$11,680,097	$25,154,931	$3,117,652	$4,206,220
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,704,812	458,912	556,222	121,614	102,981
Net asset value, redemption and offering price per share	$20.99	$25.45	$45.22	$25.64	$40.84

Institutional Class:
Net assets	$10,927,065	$188,847			17,720,308
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	518,370	7,329			433,757
Net asset value, redemption and offering price per share	$21.08	$25.77			40.85

Class C:
Net assets	$3,853,612	$556,379	$6,638,401	$1,006,407	$489,884
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	185,886	22,120	148,900	39,775	12,018
Net asset value, redemption and offering price per share	$20.73	$25.15	$44.58	$25.30	$40.76

Cost of Investments	$—	$—	$9,379,326	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Statements of Operations

For the Six Months Ended April 30, 2012 (Unaudited)

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Currency Trends Strategy Plus Fund	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund	Direxion Indexed Managed Futures Strategy Fund[1] (Consolidated)
Investment income:
Dividend income (net of foreign withholding tax of $—, $—, $—, $1,678, $—, respectively)	$—	$—	$108,405	$16,453	$—
Interest income	19,999	3,481	4,080	(173)	3,480

Total investment income	19,999	3,481	112,485	16,280	3,480

Expenses:
Investment advisory fees	272,219	65,555	105,506	23,186	42,811
Operating services fees	96,706	25,764	31,374	14,290	11,266
Distribution expenses - Class A	56,730	17,505	27,996	6,230	812
Distribution expenses - Class C	17,126	2,829	25,454	5,137	272
Shareholder servicing fees - Class A	33,905	9,533	5,039	4,141	—
Shareholder servicing fees - Class C	2,773	429	3,235	857	—

Total expenses	479,459	121,615	198,604	53,841	55,161

Net investment loss	(459,460)	(118,134)	(86,119)	(37,561)	(51,681)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	13,478	—	(94,358)	(1,655,080)	—
Foreign Currency	—	—	—	90	—
Futures	549,094	—	—	—	293,092
Swaps	(27,521,648)	(739,038)	1,424,559	(1,804,659)	(27)

	(26,959,076)	(739,038)	1,330,201	(3,459,649)	293,065

Capital gain distributions from regulated investment companies	—	—	5,910	—	—

Change in unrealized appreciation (depreciation) on:
Investments	—	—	505,729	1,528,672	—
Foreign Currency	—	—	—	293	—
Futures	440,510	—	—	—	151,153
Swaps	27,133,077	(178,824)	(126,021)	1,671,520	—

	27,573,587	(178,824)	379,708	3,200,485	151,153

Net realized and unrealized gain (loss) on investments	614,511	(917,862)	1,715,819	(259,164)	444,218

Net increase (decrease) in net assets resulting from operations.	$155,051	$(1,035,996)	$1,629,700	$(296,725)	$392,537

[1]	Commenced operations on February 1, 2012.

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Indexed Commodity Strategy Fund (Consolidated)		Direxion Currency Trends Strategy Plus Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(459,460)	$(2,329,754)	$(118,134)	$(290,688)
Net realized gain (loss) on investments	(26,959,076)	(11,392,278)	(739,038)	536,089
Change in net unrealized appreciation (depreciation) on investments	27,573,587	(13,735,465)	(178,824)	(1,646,665)

Net increase (decrease) in net assets resulting from operations	155,051	(27,457,497)	(1,035,996)	(1,401,264)

Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	(41,952,890)	(28,843,527)	(4,387,927)	158,644

Total decrease in net assets	(41,797,839)	(56,301,024)	(5,423,923)	(1,242,620)

Net assets:
Beginning of year/period	92,354,402	148,655,426	17,849,246	19,091,866

End of year/period	$50,556,563	92,354,402	$12,425,323	$17,849,246

Accumulated net investment income loss, end of year/period	$(459,460)	$—	$(118,134)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)				Direxion Currency Trends Strategy Plus Fund
	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011		Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold
Class A Shares	2,530,372	$10,412,548	2,349,211	$65,443,177	732,974	$5,173,837	394,645	$11,305,671
Institutional Class Shares	275,496	5,857,821	1,040,233	29,858,469	7,000	195,405	4,658	133,710
Class C Shares	42,226	881,189	276,389	7,684,245	10,063	271,445	10,051	285,130
Shares redeemed
Class A Shares	(3,682,464)	(35,057,896)	(4,484,411)	(115,304,011)	(848,156)	(8,157,636)	(336,582)	(9,591,301)
Institutional Class Shares	(1,014,382)	(22,099,420)	(620,205)	(15,217,088)	(58,143)	(1,629,585)	(67,248)	(1,932,317)
Class C Shares	(91,369)	(1,947,132)	(56,048)	(1,308,319)	(9,238)	(241,393)	(1,502)	(42,249)

Net increase (decrease)	(1,940,121)	$(41,952,890)	(1,494,831)	$(28,843,527)	(165,500)	$(4,387,927)	4,022	$158,644

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Statements of Changes in Net Assets

	Direxion/Wilshire Dynamic Fund		Direxion Long/Short Global IPO Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(86,119)	$(83,235)	$(37,561)	$(309,344)
Net realized gain (loss) on investments	1,330,201	829,098	(3,459,649)	289,569
Capital gain distributions from regulated investment companies	5,910	12,770	—	—
Change in net unrealized appreciation (depreciation) on investments	379,708	(343,873)	3,200,485	(3,229,464)

Net increase (decrease) in net assets resulting from operations	1,629,700	414,760	(296,725)	(3,249,239)

Distributions to shareholders:
Net investment income
Class A Shares	(17,309)	—	—	—
Class C Shares	(3,964)	—	—	—
Net realized gain
Class A Shares	(422,754)	(986,952)	(347,456)	(306,675)
Class C Shares	(138,951)	(115,303)	(67,420)	(99,048)

Total distributions to shareholders	(582,978)	(1,102,255)	(414,876)	(405,723)

Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	7,581,849	6,410,410	(6,444,975)	7,654,306

Total increase (decrease) in net assets	8,628,571	5,722,915	(7,156,576)	3,999,344

Net assets:
Beginning of year/period	23,164,761	17,441,846	11,280,635	7,281,291

End of year/period	$31,793,332	$23,164,761	$4,124,059	$11,280,635

Accumulated net investment loss, end of year/period	$(107,392)	$—	$(37,561)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion/Wilshire Dynamic Fund				Direxion Long/Short Global IPO Fund
	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011		Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold
Class A Shares	804,299	$10,797,221	424,404	$18,943,076	10,876	$267,440	811,514	$25,261,889
Class C Shares	66,268	2,857,785	52,092	2,292,961	2,634	60,923	74,862	2,335,944
Shares issued in reinvestment of distributions
Class A Shares	9,905	419,782	21,826	943,974	14,018	323,403	9,256	289,056
Class C Shares	3,370	141,177	2,637	113,575	2,662	60,772	3,114	96,878
Shares redeemed
Class A Shares	(694,344)	(6,092,969)	(354,742)	(15,629,685)	(259,407)	(6,336,245)	(630,674)	(18,096,808)
Class C Shares	(12,261)	(541,147)	(5,759)	(253,491)	(33,239)	(821,268)	(77,200)	(2,232,653)

Net increase (decrease)	177,237	$7,581,849	140,458	$6,410,410	(262,456)	$(6,444,975)	190,872	$7,654,306

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
February 1, 2012[1] to April 30, 2012 (Unaudited)
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(51,681)
Net realized gain on investments	293,065
Change in net unrealized appreciation (depreciation) on investments	151,153

Net increase (decrease) in net assets resulting from operations	392,537

Capital share transactions:
Total increase in net assets from net change in capital share transactions(a)	22,023,875

Total increase in net assets	22,416,412

Net assets:
Beginning of period	—

End of period	$22,416,412

Accumulated net investment loss, end of period	$(51,681)

(a)	Summary of capital share transactions is as follows:

	Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	February 1, 2012[1] to April 30, 2012 (Unaudited)
	Shares	Value
Shares sold
Class A Shares	103,245	$4,202,002
Institutional Class Shares	686,629	27,697,482
Class C Shares	12,018	489,615
Shares redeemed
Class A Shares	(264)	(10,655)
Institutional Class Shares	(252,872)	(10,354,569)
Class C Shares	—	—

Net increase	548,756	$22,023,875

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Financial Highlights

																RATIOS TO AVERAGE NET ASSETS
Year/Period	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[3]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution		Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/Period	Total Return[4]		Net Assets, End of Year/Period (,000)	Total Expenses[1]	Net Expenses[1]	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[1]		Portfolio Turnover Rate[5]
Direxion Indexed Commodity Strategy Fund (Consolidated)
Class A Shares[9]
Six Months Ended April 30, 2012 (Unaudited)	$21.23	$(0.16)	$(0.08)	$(0.24)	$—	$—	$—		$—	$—	[6]	$20.99	(1.13%	)[2]	$35,776	1.55%	1.55%	(1.49%	)	0%	[2]
Year ended October 31, 2011	25.43	(0.46)	(3.77)	(4.23)	—	—	—		—	0.03		21.23	(16.52%	)	60,639	1.74%	1.74%	(1.69%	)	0%
Year ended October 31, 2010	28.81	(0.43)	(2.19)	(2.62)	(0.77)	—	—	[6]	(0.77)	0.01		25.43	(9.24%	)	126,967	1.78%	1.78%	(1.66%	)	0%
May 1, 2009 to October 31, 2009	29.42	(0.25)	(0.37)	(0.62)	—	—	—		—	0.01		28.81	(2.07%	)[2]	308,482	2.01%	1.93%	(1.68%	)	0%	[2]
June 10, 2008[8] to April 30, 2009	30.00	(0.34)	(0.21)	(0.55)	—	—	(0.08)		(0.08)	0.05		29.42	(1.73%	)[2]	363,818	2.02%	2.00%	(1.22%	)	0%	[2]
Institutional Class Shares
Six Months Ended April 30, 2012 (Unaudited)	21.29	(0.12)	(0.09)	(0.21)	—	—	—		—	—	[6]	21.08	(0.99%	)[2]	10,927	1.16%	1.16%	(1.10%	)	0%	[2]
Year ended October 31, 2011	25.46	(0.32)	(3.85)	(4.17)	—	—	—		—	—	[6]	21.29	(16.38%	)	26,772	1.24%	1.24%	(1.19%	)	0%
Year ended October 31, 2010	28.87	(0.30)	(2.24)	(2.54)	(0.87)	—	—		(0.87)	—	[6]	25.46	(8.98%	)	21,317	1.27%	1.27%	(1.16%	)	0%
May 1, 2009[8] to October 31, 2009	28.98	(0.18)	0.07	(0.11)	—	—	—		—	—	[6]	28.87	(0.38%	)[2]	36,034	1.48%	1.44%	(1.21%	)	0%	[2]
Class C Shares
Six Months Ended April 30, 2012 (Unaudited)	21.03	(0.22)	(0.08)	(0.30)	—	—	—		—	—		20.73	(1.43%	)[2,7]	3,854	2.15%	2.15%	(2.08%	)	0%	[2]
Year ended October 31, 2011	25.35	(0.57)	(3.75)	(4.32)	—	—	—		—	—	[6]	21.03	(17.04%	)[7]	4,943	2.24%	2.24%	(2.20%	)	0%
March 4, 2010[8] to October 31, 2010	25.46	(0.33)	0.22	(0.11)	—	—	—		—	—		25.35	(0.43%	)[2]	372	2.24%	2.24%	(2.10%	)	0%	[2]
Direxion Currency Trends Strategy Plus Fund
Class A Shares[9]
Six Months Ended April 30, 2012 (Unaudited)	27.28	(0.20)	(1.64)	(1.84)	—	—	—		—	0.01		25.45	(6.71%	)[2]	11,680	1.57%	1.57%	(1.52%	)	0%	[2]
Year ended October 31, 2011	29.34	(0.48)	(1.60)	(2.08)	—	—	—		—	0.02		27.28	(7.02%	)	15,660	1.75%	1.75%	(1.70%	)	0%
Year ended October 31, 2010	30.01	(0.49)	(0.20)	(0.69)	—	—	—		—	0.02		29.34	(2.23%	)	15,142	1.78%	1.78%	(1.69%	)	0%
March 2, 2009[8] to October 31, 2009	30.00	(0.33)	0.30	(0.03)	—	—	—		—	0.04		30.01	0.03%	[2]	26,343	2.23%	1.90%	(1.69%	)	0%	[2]
Institutional Class Shares
Six Months Ended April 30, 2012 (Unaudited)	27.59	(0.16)	(1.66)	(1.82)	—	—	—		—	—	[6]	25.77	(6.60%	)[2]	189	1.22%	1.22%	(1.19%	)	0%	[2]
Year ended October 31, 2011	29.55	(0.34)	(1.62)	(1.96)	—	—	—		—	—		27.59	(6.63%	)	1,613	1.25%	1.25%	(1.19%	)	0%
Year ended October 31, 2010	30.08	(0.36)	(0.17)	(0.53)	—	—	—		—	—	[6]	29.55	(1.76%	)	3,577	1.29%	1.29%	(1.21%	)	0%
May 1, 2009[8] to October 31, 2009	28.89	(0.18)	1.37	1.19	—	—	—		—	—	[6]	30.08	4.12%	[2]	18,539	1.58%	1.40%	(1.23%	)	0%	[2]
Class C Shares
Six Months Ended April 30, 2012 (Unaudited)	27.05	(0.28)	(1.62)	(1.90)	—	—	—		—	—		25.15	(7.02%	)[2,7]	556	2.18%	2.18%	(2.14%	)	0%	[2]
Year ended October 31, 2011	29.25	(0.62)	(1.58)	(2.20)	—	—	—		—	—		27.05	(7.52%	)[7]	576	2.25%	2.25%	(2.21%	)	0%
April 19, 2010[8] to October 31, 2010	28.49	(0.33)	1.09	0.76	—	—	—		—	—		29.25	2.67%	[2]	373	2.25%	2.25%	(2.13%	)	0%	[2]
Direxion/Wilshire Dynamic Fund
Class A Shares[9]
Six Months Ended April 30, 2012 (Unaudited)	43.96	(0.11)	2.48	2.37	(0.04)	(1.08)	—		(1.12)	0.01		45.22	5.60%	[2]	25,155	1.27%	1.27%	(0.49%	)	23%	[2]
Year ended October 31, 2011	45.03	(0.13)	1.46	1.33	—	(2.46)	—		(2.46)	0.06		43.96	3.17%		19,184	1.41%	1.41%	(0.28%	)	151%
Year ended October 31, 2010	41.75	(0.14)	4.60	4.46	(0.10)	(1.09)	—		(1.19)	0.01		45.03	10.92%		15,531	1.55%	1.55%	(0.33%	)	107%
March 2, 2009[8] to October 31, 2009	30.00	0.09	11.65	11.74	—	—	—		—	0.01		41.75	39.17%	[2]	13,307	2.09%	1.55%	0.34%		105%	[2]
Class C Shares
Six Months Ended April 30, 2012 (Unaudited)	43.50	(0.24)	2.43	2.19	(0.03)	(1.08)	—		(1.11)	—		44.58	5.21%	[2,7]	6,638	1.98%	1.98%	(1.10%	)	23%	[2]
Year ended October 31, 2011	44.90	(0.42)	1.48	1.06	—	(2.46)	—		(2.46)	—		43.50	2.40%	[7]	3,981	2.05%	2.05%	(0.97%	)	151%
March 17, 2010[8] to October 31, 2010	43.37	(0.34)	1.87	1.53	—	—	—		—	—		44.90	3.53%	[2]	1,911	2.05%	2.05%	(1.26%	)	107%	[2]
Direxion Long/Short Global IPO Fund
Class A Shares[9]
Six Months Ended April 30, 2012 (Unaudited)	26.65	(0.14)	0.48	0.34	—	(1.36)	—		(1.36)	0.01		25.64	1.89%	[2]	3,118	1.63%	1.63%	(1.10%	)	75%	[2]
Year ended October 31, 2011	31.28	(0.47)	(3.08)	(3.55)	—	(1.12)	—		(1.12)	0.04		26.65	(11.76%	)	9,492	1.81%	1.81%	(1.56%	)	329%
March 1, 2010[8] to October 31, 2010	30.00	(0.34)	1.61	1.27	—	—	—		—	0.01		31.28	4.27%	[2]	5,193	1.90%	1.90%	(1.71%	)	365%	[2]
Class C Shares
Six Months Ended April 30, 2012 (Unaudited)	26.41	(0.21)	0.46	0.25	—	(1.36)	—		(1.36)	—		25.30	1.51%	[2,7]	1,006	2.20%	2.20%	(1.69%	)	75%	[2]
Year ended October 31, 2011	31.19	(0.63)	(3.03)	(3.66)	—	(1.12)	—		(1.12)	—		26.41	(12.29%	)[7]	1,788	2.32%	2.32%	(2.10%	)	329%
March 25, 2010[8] to October 31, 2010	30.01	(0.39)	1.57	1.18	—	—	—		—	—		31.19	3.93%	[2]	2,088	2.40%	2.40%	(2.20%	)	365%	[2]
Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Class A Shares
February 1, 2012[8] to April 30, 2012 (Unaudited)	40.00	(0.13)	0.97	0.84	—	—	—		—	—		40.84	2.10%	[2]	4,206	1.45%	1.45%	(1.37%	)	0%	[2]
Institutional Class Shares
February 1, 2012[8] to April 30, 2012 (Unaudited)	40.00	(0.11)	0.96	0.85	—	—	—		—	—		40.85	2.13%	[2]	17,720	1.20%	1.20%	(1.12%	)	0%	[2]
Class C Shares
February 1, 2012[8] to April 30, 2012 (Unaudited)	40.00	(0.20)	0.96	0.76	—	—	—		—	—		40.76	1.90%	[2,7]	490	2.20%	2.20%	(2.12%	)	0%	[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.

[6]	Amount is less than $0.005.
[7]	These returns do not include the contingent deferred sales charge.
[8]	Commencement of operations.
[9]	Effective February 1, 2012, Investor Class shares were converted to Class A share. For a further discussion of this please see the Notes to the Financial Statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements

April 30, 2012 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 24 series of which 5 are included in this report: Direxion Indexed Commodity Strategy Fund, Direxion Currency Trends Strategy Plus Fund, Direxion/Wilshire Dynamic Fund, Direxion Long/Short Global IPO Fund and Direxion Indexed Managed Futures Strategy Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Direxion Indexed Commodity Strategy Fund, Direxion Currency Trends Strategy Plus Fund and Direxion Indexed Managed Futures Strategy Fund offer Class A, Class C and Institutional Class shares. The Direxion/Wilshire Dynamic Fund and the Direxion Long/Short Global IPO Fund offer both a Class A and Class C of shares. Class A shares are sold by the Funds directly without the services of a Financial Advisor. Prior to February 1, 2012, the Class A shares were called Investor Class shares. On February 1, 2012, all Investor Class shares were converted into Class A shares. A sales load of 5.50% is imposed on purchases of Class A shares; however, those Investor Class shareholders whose shares were converted to Class A shares were not charged this sales load. Class C shares are offered primarily by authorized securities brokers and other financial intermediaries. Class C shares may be subject to a contingent deferred sales charge for one year. Institutional Class shares are sold by Financial Advisors that provide services to the Funds. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Direxion Indexed Commodity Strategy Fund is managed to track the performance of the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is an index that aims to capture trends (in either direction) in the commodity markets using a quantitative methodology to track prices of a diversified portfolio of traditional commodity futures contracts. The Fund invests in a combination of commodity-linked derivatives, other investment companies and fixed income securities directly and/or indirectly through its wholly-owned subsidiary in order to track the returns of the Auspice Broad Commodity Index within the limitation of the federal tax requirements applicable to regulated investment companies.

The Direxion Currency Trends Strategy Plus Fund seeks investment results, before fees and expenses, of 150% of the calendar month performance of the Alpha Financial FX Trends Index (“FXTI”), while implementing a strategic overlay to maintain the Fund’s exposure to the FXTI between 145% and 155%. The FXTI is an index which reflects price movements across eleven foreign currency components. The FXTI foreign currency components consist of Euro, Japanese Yen, Swiss Franc, Brazilian Real, British Pound, Canadian Dollar, Mexican Peso, Australian Dollar, New Zealand Dollar, Norwegian Krone and South African Rand. The Fund will invest primarily in derivatives, including currency and financial futures contracts, options and swap contracts, but may also invest directly in currencies, equity securities and fixed income securities, and in and other investment companies. The Fund will attempt to achieve the same weightings among the Euro, Japanese Yen, Swiss Franc, Brazilian Real, British Pound, Canadian Dollar, Mexican Peso, Australian Dollar, New Zealand Dollar, Norwegian Krone and South African Rand as the FXTI, but may not, at all times, invest in the same underlying securities or derivatives.

The objective of the Direxion/Wilshire Dynamic Fund is to seek capital appreciation by combining a strategic asset allocation with a “tactical overlay” to position the Fund defensively or aggressively, depending upon the outlook of Wilshire Associates Incorporated, the Fund’s subadviser (“Subadviser”). Under normal circumstances, the Fund is managed by the Adviser pursuant to the Subadviser’s traditional asset allocation model which allocates approximately 60% of the Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Fund’s risk exposure based on the Subadviser’s outlook for the market.

The objective of the Direxion Long/Short Global IPO Fund is to seek capital appreciation by investing at least 80% of its net assets in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs. The Fund’s investments in IPOs will be positioned long or short, depending on Rafferty Asset Management, LLC’s (the “Adviser”) outlook for an IPO.

The Direxion Indexed Managed Futures Strategy Fund seeks investment results that track the performance of the Auspice Managed Futures Index. The Auspice Managed Futures Index is aims to capture upward and downward trends in the

DIREXION SEMI-ANNUAL REPORT	21

commodity, currency and financial markets using a quantitative methodology to track prices of a diversified portfolio of traditional commodity, financial and currency futures contracts. The Fund primarily invests in a combination of (long and short) commodity, currency and financial futures, commodity-linked notes, swap contracts, other investment companies and fixed income securities directly and/or indirectly through its wholly-owned subsidiary in order to track the returns of the Auspice Managed Futures Index within the limitation of the federal tax requirements applicable to regulated investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at April 30, 2012.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Funds enter into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. However, the Funds do not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements. The Funds were invested in equity swap contracts at April 30, 2012.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus

22	DIREXION SEMI-ANNUAL REPORT

dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov. Swap contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to in the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2012 is as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)			Direxion Currency Trends Strategy Plus Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$—	$—	$—	$(1,354,641)	$6,706,489	$5,351,848

	Direxion/Wilshire Dynamic Fund			Direxion Long/Short Global IPO Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$231,707	$3,310,000	$3,541,707	$(108,112)	$1,320,000	$1,211,888

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$—	$—	$—

DIREXION SEMI-ANNUAL REPORT	23

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at April 30, 2012.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at April 30, 2012.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Risks of Investing in Commodity-Linked Derivatives – Both the Direxion Indexed Commodity Strategy Fund and the Direxion Indexed Managed Futures Strategy Fund, through its investment in the Subsidiary, will hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

24	DIREXION SEMI-ANNUAL REPORT

i) Basis for Consolidation – The Direxion Indexed Commodity Strategy Fund may invest in up to 25% of its total assets in its Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Indexed Commodity Strategy Fund. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Direxion Indexed Commodity Strategy Fund consistent with the Direxion Indexed Commodity Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. As of April 30, 2012 net assets of the Direxion Indexed Commodity Strategy Fund were $50,556,563, of which $5,715,779, or approximately 11.31%, represented the Direxion Indexed Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.

The Direxion Indexed Managed Futures Strategy Fund may invest in up to 25% of its total assets in its Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Indexed Managed Futures Strategy Fund. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Direxion Indexed Managed Futures Strategy Fund consistent with the Direxion Indexed Managed Futures Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. As of April 30, 2012 net assets of the Direxion Indexed Managed Futures Strategy Fund were $22,416,412, of which $2,449,758, or approximately 10.93%, represented the Direxion Indexed Managed Futures Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.

j) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for federal income taxes has been made.

l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For an additional discussion on expenses refer to Note 4. Income and expenses are allocated to each class of shares based upon relative net assets.

m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended April 30, 2012 and year ended October 31, 2011, were as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)		Direxion Currency Trends Strategy Plus Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$—	$—

DIREXION SEMI-ANNUAL REPORT	25

	Direxion/Wilshire Dynamic Fund		Direxion Long/Short Global IPO Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Distributions paid from:
Ordinary Income	$498,127	$1,055,538	$—	$405,723
Long-Term Capital Gains	84,851	46,717	414,876	—
Return of Capital	—	—	—	—

Total Distributions paid	$582,978	$1,102,255	$414,876	$405,723

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Period Ended April 30, 2012 (Unaudited)[1]
Distributions paid from:
Ordinary Income	$—
Long-Term Capital Gains	—
Return of Capital	—

Total Distributions paid	$—

[1]	Commenced operation on February 1, 2012.

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2011. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of October 31, 2011, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Currency Trends Strategy Plus Fund	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund
Net unrealized appreciation/(depreciation)	$—	$—	$825,929	$(1,528,672)

Undistributed ordinary income	—	—	476,850	—
Undistributed long-term capital gain	—	—	84,847	415,167

Total distributable earnings	—	—	561,697	415,167

Other accumulated gain/(loss)	(27,133,077)	(1,175,817)	337,568	(2,033,090)

Total accumulated earnings/(loss)	$(27,133,077)	$(1,175,817)	$1,725,194	$(3,146,595)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and/or unrealized gain/(loss) on derivative positions.

26	DIREXION SEMI-ANNUAL REPORT

The cost basis of investments for federal income tax purposes as of April 30, 2012 was as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Currency Trends Strategy Plus Fund	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund	Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Tax cost of investments	$—	$—	$9,557,258	$—	$—
Gross unrealized appreciation	—	—	1,525,645	—	—
Gross unrealized depreciation	—	—	(193,987)	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$1,331,658	$—	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At October 31, 2011 the Funds had no capital loss carryforwards. During the year ended October 31, 2011, the Direxion Currency Trends Strategy Plus Fund utilized $379,957 of prior year capital loss carryforward.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2012, open Federal and state income tax years include the tax years ended October 31, 2009, October 31, 2010 and October 31, 2011. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2012, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Currency Trends Strategy Plus Fund	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund	Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Purchases	$—	$—	$5,469,506	$1,539,019	$—
Sales	—	—	2,233,044	7,270,771	—

DIREXION SEMI-ANNUAL REPORT	27

The Funds had no purchases or sales of long-term U.S. Government securities during the six months ended April 30, 2012.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.85% for the Direxion Indexed Commodity Strategy Fund and Direxion Currency Trends Strategy Plus Fund, 0.75% for the Direxion/Wilshire Dynamic Fund and Direxion Long/Short Global IPO Fund and 0.95% for the Direxion Indexed Managed Futures Strategy Fund, respectively, computed daily and payable monthly, as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Wilshire Associates Incorporated for the Direxion/Wilshire Dynamic Fund whereby the Subadviser will direct the investment activities of the Direxion/Wilshire Dynamic Fund. The Adviser pays out of the management fees it receives from these funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser a monthly fee, as compensation for the services provided by the Adviser under the Agreement. Effective February 1, 2012, the monthly fee paid to the Adviser under the Agreement decreased from 0.39% to 0.16% for the Direxion Indexed Commodity Strategy Fund, from 0.40% to 0.25% for the Direxion Currency Trends Strategy Plus Fund, from 0.30% to 0.16% for the Direxion/Wilshire Dynamic Fund, and from 0.54% to 0.32% for the Direxion Long/Short Global IPO Fund, calculated on an annualized basis on the average net assets of each Fund.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Class A shares of the Funds currently pay a 12b-1 fee of 0.25% of the Fund’s Class A average daily net assets. Effective February 1, 2012, the Class C shares of the Funds increased its 12b-1 fee paid from 0.75% to 1.00% of the Fund’s Class C average daily net assets. The Institutional Class shares of the Funds do not pay a 12b-1 fee.

Shareholder Servicing Fees: The Board of Trustees has also authorized the Fund’s Class A and Class C shares, with the exception of the Direxion/Wilshire Dynamic Fund’s Class A, to pay a shareholder servicing fee of up to 0.25% of the Fund’s Class A and Class C average daily net assets. The Board of Trustees has authorized the Direxion/Wilshire Dynamic Fund’s Class A shares to pay a shareholder servicing fee of up to 0.10% of its net assets. Effective February 1, 2012, the fees paid on both Class A and Class C shares decreased to 0.00%. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts. The Institutional Class shares of the Funds do not pay a shareholder servicing fee.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities,

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

28	DIREXION SEMI-ANNUAL REPORT

The follow is a summary of the inputs used to value the Fund’s net assets as of April 30, 2012:

	Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$440,510	$—	$—	$440,510

	Direxion Currency Trends Strategy Plus Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(1,354,641)	$—	$(1,354,641)

	Direxion/Wilshire Dynamic Fund
	Level 1	Level 2	Level 3	Total
Investment Companies — Equity	$7,714,584	$—	$—	$7,714,584
Investment Companies — Fixed Income	$3,174,332	$—	$—	$3,174,332
Other Financial Instruments*	$—	$231,707	$—	$231,707

	Direxion Long/Short Global IPO Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(108,112)	$—	$(108,112)

	Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$151,153	$—	$—	$151,153

For	further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.

Futures	and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds follow authoritative accounting standards which improve disclosure about fair value measurements. These standards require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in Level 3 rollforward rather than as one net number.

There were no transfers between Level 1 and Level 2 securities during the six months ended April 30, 2012. There were no Level 3 securities held by the Funds during the six months ended April 30, 2012. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2012, the Funds were invested in equity swap contracts and future contracts.

DIREXION SEMI-ANNUAL REPORT	29

At April 30, 2012, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Commodity risk	Currency Risk	Equity risk	Interest Rate Risk	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	Futures contracts*	$897,054	$—	$—	$—	$897,054
Direxion/Wilshire Dynamic Fund	Swap contracts	$—	$—	$231,707	$—	$231,707
Direxion Long/Short Global IPO Fund	Swap contracts	$—	$—	$17,986	$—	$17,986
Direxion Indexed Managed Futures Strategy Fund (Consolidated)	Futures contracts*	$402,381	$24,076	$—	$80,042	$506,499

Liability derivatives[2]
		Commodity risk	Currency Risk	Equity risk	Interest Rate Risk	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	Futures contracts*	$456,544		$—	$—	$456,544
Direxion Currency Trends Strategy Plus Fund	Swap contracts	$—		$1,354,641	$—	$1,354,641
Direxion Long/Short Global IPO Fund	Swap contracts	$—		$126,098	$—	$126,098
Direxion Indexed Managed Futures Strategy Fund (Consolidated)	Futures contracts*	$312,080	$43,266	$—	$—	$355,346

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on futures and swaps.
[2]	Statement of Assets and Liabilities location: Unrealized depreciation on futures and swaps.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended April 30, 2012, were as follows:

		Commodity risk	Currency Risk	Equity risk	Interest Rate Risk	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	Realized gain (loss)[1]
	Futures contracts	$549,094	$—	$—	$—	$549,094
	Swap contracts	(27,521,648)	—	—	—	(27,521,648)
	Total realized gain (loss)	$(26,972,554)		$—		$(26,972,554)
	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$440,510	$—	$—	$—	$440,510
	Swap contracts	27,133,077	—	—	—	27,133,077
	Total change in unrealized appreciation (depreciation)	$27,573,587		$—		$27,573,587
Direxion Currency Trends Strategy Plus Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$(739,038)	$—	$(739,038)
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$(178,824)	$—	$(178,824)
Direxion/Wilshire Dynamic Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$1,424,559	$—	$1,424,559
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$(126,021)	$—	$(126,021)
Direxion Long/Short Global IPO Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$(1,804,659)	$—	$(1,804,659)
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$1,671,520	$—	$1,671,520

30	DIREXION SEMI-ANNUAL REPORT

		Commodity risk	Currency Risk	Equity risk	Interest Rate Risk	Total
Direxion Indexed Managed Futures Strategy Fund (Consolidated)	Realized gain (loss)[1]
	Futures contracts	$336,571	$(33,312)	$—	$(10,167)	$293,092
	Swap contracts	(27)	—	—	—	(27)
	Total realized gain (loss)	$336,544	$(33,312)	$—	$(10,167)	$293,065
	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$90,301	$(19,190)	$—	$80,042	$151,153

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the six months ended April 30, 2012, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

	Long Equity Swaps Contracts	Short Equity Swaps Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Indexed Commodity Strategy Fund (Consolidated)	$40,120,192	$—	$15,109,883	$—
Direxion Currency Trends Strategy Plus Fund	21,294,132	—	—	—
Direxion/Wilshire Dynamic Fund	18,975,078	—	—	—
Direxion Long/Short Global IPO Fund	5,611,437	3,389,447	—	—
Direxion Indexed Managed Futures Strategy Fund (Consolidated)	—	—	11,192,299	5,405,921

The Direxion Indexed Commodity Strategy Fund utilizes this volume of derivatives in order to track the performance of the Auspice Broad Commodity Index. During the early stages of the period, the Fund shifted its in investments from swap contracts to future contracts in order to accomplish this. The Direxion Currency Trends Strategy Plus Fund utilizes this volume of derivatives in order to meet the investment objective of 150% of the calendar month performance of the FXTI. The Direxion/Wilshire Dynamic Fund uses its investments in derivatives to tactically tilt the strategic allocation of its investment strategy. The Direxion Long/Short Global Fund uses its investments in derivatives to obtain exposure to IPOs. The Direxion Long/Short Global Fund’s volume of swap contracts was consistent throughout the year while its volume of futures contracts shifts as a hedge to the overall portfolio’s position in IPOs. The Direxion Indexed Managed Futures Strategy Fund commenced operations on February 1, 2012, the Fund uses futures contracts in order to meet its investment objective of seeking results that track the performance of the Auspice Managed Futures Index.

7.	NEW ACCOUNTING PRONOUNCEMENT

In April 2011, FASB issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). This update is effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

In May 2011, FASB issued an update to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards. This update will require reporting entities to discloses the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the update will require reporting entities to make disclosure about amounts and reason for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this update and the impact it will have to the financial statements or footnote disclosures, if any.

DIREXION SEMI-ANNUAL REPORT	31

8.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

32	DIREXION SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

(UNAUDITED)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT	33

INVESTMENT ADVISORY AGREEMENT APPROVAL

Provided below is a summary of certain factors that the Board considered at its November 22, 2011 Board meeting in approving the Advisory Agreement between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Direxion Indexed Managed Futures Strategy Fund, a series of the Trust (“Fund”). The Board did not identify any particular information that was most relevant to its approval of the Advisory Agreement and each Trustee may have afforded different weight to the various factors discussed below. The Board noted that the Fund had not yet commenced operations. Thus, the Board primarily considered the services to be provided by Rafferty, the fee rates to be paid to Rafferty and the Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing funds with investment strategies similar to the Fund. The Board noted that Rafferty trades efficiently with low commission rates, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Fund and to meet its expense reimbursement obligations. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new series, like the Fund, and promoting them through existing and new broker and platform relationships. The Board considered that Rafferty will oversee all aspects of the operation of the Fund, including oversight of the Fund’s service providers. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Fund under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. The Board also considered advisory fee rates charged by, and total expense ratios of, comparable fund groups. Management advised the Board that the advisory fee rate and the total estimated expense ratio for the Fund are lower than both the median advisory fee rate and median expense ratio of comparable funds. The Board considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds. The Board also considered that Rafferty agreed to limit the total expenses for the 2012 fiscal year for the Fund via contractual fee waivers and/or expense limitations. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and the profits to be realized under the Advisory Agreement were fair and reasonable.

Other Benefits. The Board considered Rafferty’s representation that its relationship with the Fund could help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved the Advisory Agreement.

34	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

TRUSTEES AND OFFICERS

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 69	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	25	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	159	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	159	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	159	Director, MainStay VP Fund Series, The MainStay Funds, The MainStay Funds Trust; Director ICAP Funds, Inc; Director, Eclipse Funds, Inc., Eclipse Funds; (66 Funds Total)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 24 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 56 of the 134 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Funds

TRUSTEES AND OFFICERS

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 1301 Avenue of the Americas, 35th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(1) Age: 44	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	134	N/A

Christopher Lewis Age: 41	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 36	Secretary[3]	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP, May – August 2008; Vice President, U.S. Bancorp Fund Services, LLC, November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 24 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 56 of the 134 funds currently registered with the SEC.

(3)	Ms. Brickl replaced Eric W. Falkeis as Secretary effective August 17, 2011.

36	DIREXION SEMI-ANNUAL REPORT

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38

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

SEMI-ANNUAL REPORT APRIL 30, 2012

1301 Avenue of the Americas (6th Ave.), 35th Floor              New York, New York 10019              (800) 851-0511               www.direxionfunds.com

Investment Adviser

Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Rafferty Capital Markets, LLC

1010 Franklin Avenue, 3rd Floor

Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Funds

By (Signature and Title)	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date July 6, 2012

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date July 6, 2012

*	Print the name and title of each signing officer under his or her signature.